Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Equity Grants
The Compensation Committee makes annual equity awards at approximately the same time each year. We do not have any policy, program, plan, or obligation that requires us to grant equity awards on specified dates, although historically we have granted such awards to our existing directors, executive officers and employees at least annually and to newly-hired employees upon the commencement of their employment. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives. The Company currently does not grant stock options or similar awards as part of our equity compensation programs and therefore does not have policies or practices on the timing of awards of options in relation to the Company’s disclosure of material nonpublic information. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation. During the fiscal year ended December 31, 2024, none of our NEOs were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method	The Compensation Committee makes annual equity awards at approximately the same time each year. We do not have any policy, program, plan, or obligation that requires us to grant equity awards on specified dates, although historically we have granted such awards to our existing directors, executive officers and employees at least annually and to newly-hired employees upon the commencement of their employment. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any policy, program, plan, or obligation that requires us to grant equity awards on specified dates, although historically we have granted such awards to our existing directors, executive officers and employees at least annually and to newly-hired employees upon the commencement of their employment. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives. The Company currently does not grant stock options or similar awards as part of our equity compensation programs and therefore does not have policies or practices on the timing of awards of options in relation to the Company’s disclosure of material nonpublic information. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false